Document and Entity Information	Jul. 22, 2020
Cover [Abstract]
Entity Central Index Key	0001512673
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 22, 2020
Entity Registrant Name	Square, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
Entity Address, Address Line One	1455 Market Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	375-3176
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0000001 par value per share
Trading Symbol	SQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Square, Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on June 16, 2020, which reported that the Company’s Board of Directors (the “Board”) had elected Darren Walker as a new director of the Company. At the time of his election, Mr. Walker’s Board committee appointments had not been determined. On July 22, 2020, the Board appointed, effective immediately, Mr. Walker to the Nominating and Corporate Governance Committee and to the Capital Compliance and Governance Committee.